BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Assets, Current [Abstract]
Prepaid Expense, Current		$ 11,784
Total current assets		11,784
Total assets		11,784
Liabilities, Current [Abstract]
Total liabilities		27,454
Shareholder's Deficit:
Common Stock, Value, Issued		1
Retained Earnings (Accumulated Deficit)		(15,671)
Total shareholder's deficit		(15,670)
Total liabilities and shareholder's deficit		11,784
HORIZON SPACE ACQUISITION II CORP
Assets, Current [Abstract]
Cash	$ 9,586	7,917		$ 646,720
Prepaid Expense, Current	72,395	21,614		73,490
Total current assets	81,981	29,531		720,210
Investment held in Trust Account	39,390,860	72,924,060		69,344,530
Total assets	39,472,841	72,953,591		70,064,740
Liabilities, Current [Abstract]
Promissory note, related party	990,000	990,000		0
Amount due to related party	571,134	354,484		254,484
Other payable and accrued expenses	205,401	4,696		14,851
TOTAL CURRENT LIABILITIES	39,349,383	1,349,180		269,335
Total liabilities	39,349,383	1,349,180		269,335
Ordinary shares, $0.0001 par value, 490,000,000 shares authorized, 6,900,000 shares subject to possible redemption at $10.57 and $10.05 per share as of December 31, 2025 and 2024, respectively	1,908,012	72,924,060	[1]	69,344,530	[1]
Shareholder's Deficit:
Preferred share, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0		0
Common Stock, Value, Issued	218	218	[1]	218	[1]
Additional Paid in Capital	0	0		312,035
Retained Earnings (Accumulated Deficit)	(1,784,772)	(1,319,867)		138,622
Total shareholder's deficit	(1,784,554)	(1,319,649)		450,875
Total liabilities and shareholder's deficit	$ 39,472,841	$ 72,953,591		$ 70,064,740

[1]	As of the date of the issuance of these financial statements, 213,500 private placement units (Note 4) and 343,933 public placement units (Note 3) have not been separated into their relevant components